Segment Information (Table)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Total Assets by Geographic Area	The Company’s total assets by geographic location are as follows:

	December 31,
	2022	2021
Assets
Mainland China	$10,878,034	$14,002,601
Outside Mainland China	3,236,534	2,745,573
Total Assets	$14,114,568	$16,748,174

Schedule of Revenues by Market Type

The Company’s revenues by market type are as follows:

	For the year ended December 31,
	2022	2021	2020
Sales
EPI	$732,578	$10,552,059	$96,799
Private Pay	384,192	349,083	268,821
Export	375,991	8,473,762	145,004
Total Sales	$1,492,761	$19,374,904	$510,624

Schedule of Revenues are Attributed to Geographic Locations

The Company’s revenues are attributed to geographic locations as follows:

	For the year ended December 31,
	2022	2021	2020
Sales
Mainland China	$1,116,770	$10,901,142	$365,620
Outside Mainland China	375,991	8,473,762	145,004
Total Sales	$1,492,761	$19,374,904	$510,624